Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Schedule of movement in provision for asset retirement obligation
The movement in provision for asset retirement obligations during the years ended December 31, 2020 and 2021 is as follows:

	December 31, 2020	December 31, 2021
Beginning balance	$337,765	$353,308
Arising during the period	14,888	431
Accretion cost	655	(2,160)
Utilized	—	(3,097)
Ending balance	$353,308	$348,482